Schedule of Notes Payable (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Short-term Debt [Line Items]
Notes payable	$ 194,554	$ 298,454
Less current portion	134,153	134,153
Notes payable, long term, net of current portion	60,401	164,301
Department of Economic and Community Development [Member]
Short-term Debt [Line Items]
Notes payable	134,153	134,153
Paycheck Protection Program [Member]
Short-term Debt [Line Items]
Notes payable	$ 60,401	$ 164,301